Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Payable And Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	The Company’s accounts payable and accrued liabilities are comprised of the following:
	June 30, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	70,662	138,276
Due to related parties (Note 12 and Note 14)	185,538	304,623
Accrued liabilities (Note 12)	36,070	79,113
	292,270	522,012